Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 101,587	$ 88,382